10-Q Assets and liabilities held for sale and discontinued operations - Schedule of disposition of assets held-for-sale group (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disposal Group, Including Discontinued Operations [Line Items]
Total (loss) gain on disposal of net assets held for sale	$ (293)	$ (10,193)	$ (26,250)	$ (10,398)	[1]	$ (47,692)	[1]
Discontinued Operations
Disposal Group, Including Discontinued Operations [Line Items]
Total (loss) gain on disposal of net assets held for sale	(324)		(9,456)	5,009		24,870
Discontinued Operations | Hemp-derived THC
Disposal Group, Including Discontinued Operations [Line Items]
Total (loss) gain on disposal of net assets held for sale	(324)		(7,059)
Discontinued Operations | Mokena Crossing
Disposal Group, Including Discontinued Operations [Line Items]
Total (loss) gain on disposal of net assets held for sale	0
Held for Sale Entities
Disposal Group, Including Discontinued Operations [Line Items]
Total (loss) gain on disposal of net assets held for sale	8		1,207	$ 283		$ 0
Held for Sale Entities | Hemp-derived THC
Disposal Group, Including Discontinued Operations [Line Items]
Total (loss) gain on disposal of net assets held for sale	0		$ 0
Held for Sale Entities | Mokena Crossing
Disposal Group, Including Discontinued Operations [Line Items]
Total (loss) gain on disposal of net assets held for sale	$ 8

[1]
(1) Amounts reported in the Company’s Annual Financial Statements for the years ended December 31, 2023 have been recast to reflect reclassification of Missouri and Hemp-derived THC operations as discontinued operations.